Share Based Payment (Tables)	9 Months Ended
Mar. 31, 2023
Share Based Payment [Abstract]
Schedule of possible dilutive effect of the future exercise of options
Factor	Group 1	Group 2
Fair value of shares	$1.00	$1.00
Exercise price	$1.00	higher of $ 1.00; and 80% of valuation of a share achieved at the next equity funding.
Expected volatility	70%	70%
Dividend rate	-	-
Reference risk-free interest rate	3.00%	3.00%
Plan duration	10.00	10.00
Fair value of stock options at measurement date	0.67	0.18

Schedule of amount and exercise price and the movements of the stock options of executives and managers
March, 31 2023
	Group 1		Group 2
	Number of options	Exercise price	Number of options	Exercise price
At the beginning	909,000	£0.74	544,000	Higher of $ 1.00; and 80% of valuation of a share achieved at the next equity funding
Granted during the period	-	-	-	-
Annulled during the period	-	-	-	-
Exercised during the period	-	-	-	-
Expired during the period	-	-	-	-
At the ending	909,000	£0.74	544,000	Higher of $ 1.00; and 80% of valuation of a share achieved at the next equity funding